Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management Tables [Abstract]
Schedule of capital management

The Company manages the following as capital:

	As at
	December 31, 2023	December 31, 2022
Share capital	389,806	391,243
Contributed surplus	35,503	33,025
Deficit	(331,828)	(313,941)
Credit facility	49,405	46,180
Debentures	37,020	39,658